WRL Series Life Account












                                 Annual Report
                               December 31, 1997







                         Western Reserve Life Assurance
                                  Co. of Ohio







February 1998

ACC00003 (2/98)

                            WRL SERIES LIFE ACCOUNT
                       ----------------------------------


                       REPORT OF INDEPENDENT ACCOUNTANTS


     To the Board of Directors of Western Reserve Life Assurance Co. of Ohio and Policy Owners of the WRL Series Life Account


  In our opinion, the accompanying statements of assets, liabilities and equity accounts and the related statements of operations and of changes in equity accounts and the selected per unit data and ratios present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the WRL Series Life Account (a separate account of Western Reserve Life Assurance Co. of Ohio, hereafter referred to as the "Life Account") at December 31, 1997, the results of each of their operations, the changes in each of their equity accounts and the selected per unit data and ratios for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and selected per unit data and ratios (hereafter referred to as "financial statements") are the responsibility of the Life Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.



/s/ PRICE WATERHOUSE LLP
------------------------
PRICE WATERHOUSE LLP
Kansas City, Missouri
January 30, 1998

1 9 9 7 A n n u a l R e p o r t

                               TABLE OF CONTENTS




                                                                           PAGE
         WRL SERIES LIFE ACCOUNT
           Report of Independent Accountants ............................   1
           Statements of Assets and Liabilities and Equity Accounts .....   3
           Statements of Operations .....................................   5
           Statements of Changes in Equity Accounts .....................   7
           Selected Per Unit Data and Ratios ............................  10
           Notes to Financial Statements ................................  15

W R L S e r i e s L i f e A c c o u n t

                            WRL SERIES LIFE ACCOUNT
              STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS
                              At December 31, 1997
         All amounts (except unit value, units and shares) in thousands
                       ----------------------------------

                                                MONEY MARKET             BOND                GROWTH
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
ASSETS:
 Investments
  Investment in WRL Series Fund, Inc.:
   Shares ................................          16,381,111           1,581,226            12,215,272
                                                   ===========           =========            ==========
   Cost ..................................   $          16,381     $        17,287     $         359,253
                                             =================     ===============     =================
  Investments at net asset value .........   $          16,381     $        17,618     $         450,062
  Accrued transfers from depositor .......                  59                  39                   209
                                             -----------------     ---------------     -----------------
   Total assets ..........................              16,440              17,657               450,271
                                             -----------------     ---------------     -----------------
LIABILITIES: .............................                   0                   0                     0
                                             -----------------     ---------------     -----------------
   Net assets ............................   $          16,440     $        17,657     $         450,271
                                             =================     ===============     =================
EQUITY ACCOUNTS:
 Policy Owners' equity:
   Units .................................    1,019,515.089795      835,870.193630      7,972,011.504966
                                             =================     ===============     =================
   Unit value ............................   $       16.125159     $     21.123535     $       56.481417
                                             =================     ===============     =================
   Policy Owners' equity .................   $          16,440     $        17,657     $         450,271
                                             -----------------     ---------------     -----------------
 Depositor's equity:
   Units .................................          N/A                  N/A                  N/A
                                             =================     ===============     =================
   Unit value ............................   $             N/A     $           N/A     $             N/A
                                             =================     ===============     =================
   Depositor's equity ....................   $             N/A     $           N/A     $             N/A
                                             -----------------     ---------------     -----------------
   Total equity ..........................   $          16,440     $        17,657     $         450,271
                                             =================     ===============     =================


                                                    GLOBAL
                                                 SUB-ACCOUNT
 ASSETS:
  Investments
   Investment in WRL Series Fund, Inc.:
    Shares ................................           7,604,927
                                                     ==========
    Cost ..................................   $         135,839
                                              =================
   Investments at net asset value .........   $         144,823
   Accrued transfers from depositor .......                 194
                                              -----------------
    Total assets ..........................             145,017
                                              -----------------
 LIABILITIES: .............................                   0
                                              -----------------
    Net assets ............................   $         145,017
                                              =================
 EQUITY ACCOUNTS:
  Policy Owners' equity:
    Units .................................    8,144,902.999720
                                              =================
    Unit value ............................   $       17.804656
                                              =================
    Policy Owners' equity .................   $         145,017
                                              -----------------
  Depositor's equity:
    Units .................................          N/A
                                              =================
    Unit value ............................   $             N/A
                                              =================
    Depositor's equity ....................   $             N/A
                                              -----------------
    Total equity ..........................   $         145,017
                                              =================



                                                  STRATEGIC
                                                 TOTAL RETURN        EMERGING GROWTH      AGGRESSIVE GROWTH
                                               SUB-ACCOUNT (A)         SUB-ACCOUNT           SUB-ACCOUNT
 ASSETS:
  Investments
   Investment in WRL Series Fund, Inc.:
    Shares ................................           5,163,177             8,082,693             5,890,842
                                                     ==========            ==========            ==========
    Cost ..................................   $          66,903     $         133,448     $          85,485
                                              =================     =================     =================
   Investments at net asset value .........   $          80,673     $         164,625     $          94,517
   Accrued transfers from depositor .......                  80                    77                   135
                                              -----------------     -----------------     -----------------
    Total assets ..........................              80,753               164,702                94,652
                                              -----------------     -----------------     -----------------
 LIABILITIES: .............................                   0                     0                     0
                                              -----------------     -----------------     -----------------
    Net assets ............................   $          80,753     $         164,702     $          94,652
                                              =================     =================     =================
 EQUITY ACCOUNTS:
  Policy Owners' equity:
    Units .................................    4,270,324.925754      7,013,376.822852      5,230,271.098013
                                              =================     =================     =================
    Unit value ............................   $       18.910375     $       23.484030     $       18.096966
                                              =================     =================     =================
    Policy Owners' equity .................   $          80,753     $         164,702     $          94,652
                                              -----------------     -----------------     -----------------
  Depositor's equity:
    Units .................................          N/A                   N/A                   N/A
                                              =================     =================     =================
    Unit value ............................   $             N/A     $             N/A     $             N/A
                                              =================     =================     =================
    Depositor's equity ....................   $             N/A     $             N/A     $             N/A
                                              -----------------     -----------------     -----------------
    Total equity ..........................   $          80,753     $         164,702     $          94,652
                                              =================     =================     =================



   The notes to the financial statements are an integral part of this report. 1 9 9 7 A n n u a l R e p o r t
                                       3

                            WRL SERIES LIFE ACCOUNT
              STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS
                              At December 31, 1997
         All amounts (except unit value, units and shares) in thousands
                       ----------------------------------

                                                                           GROWTH &            TACTICAL ASSET
                                                     BALANCED               INCOME               ALLOCATION
                                                   SUB-ACCOUNT         SUB-ACCOUNT (B)          SUB-ACCOUNT
ASSETS:
 Investments
  Investment in WRL Series Fund, Inc.:
   Shares ..................................             891,005               718,410               2,124,794
                                                        ========              ========              ==========
   Cost ....................................     $        10,023       $         8,540       $          26,436
                                                 ===============       ===============       =================
  Investments at net asset value ...........     $        10,700       $         9,022       $          28,925
  Accrued transfers from depositor .........                  16                    41                     198
                                                 ---------------       ---------------       -----------------
   Total assets ............................              10,716                 9,063                  29,123
                                                 ---------------       ---------------       -----------------
LIABILITIES: ...............................                   0                     0                       0
                                                 ---------------       ---------------       -----------------
   Net assets ..............................     $        10,716       $         9,063       $          29,123
                                                 ===============       ===============       =================
EQUITY ACCOUNTS:
 Policy Owners' equity:
   Units ...................................      756,353.665747        563,129.649597        1,867,261.033017
                                                 ===============       ===============       =================
   Unit value ..............................     $     14.168361       $     16.093919       $       15.596453
                                                 ===============       ===============       =================
   Policy Owners' equity ...................     $        10,716       $         9,063       $          29,123
                                                 ---------------       ---------------       -----------------
 Depositor's equity:
   Units ...................................           N/A                   N/A                    N/A
                                                 ===============       ===============       =================
   Unit value ..............................     $           N/A       $           N/A       $             N/A
                                                 ===============       ===============       =================
   Depositor's equity ......................     $           N/A       $           N/A       $             N/A
                                                 ---------------       ---------------       -----------------
   Total equity ............................     $        10,716       $         9,063       $          29,123
                                                 ===============       ===============       =================


                                                                                          INTERNATIONAL
                                               C.A.S.E. GROWTH        VALUE EQUITY            EQUITY           U.S. EQUITY
                                                 SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (C)     SUB-ACCOUNT (C)
ASSETS:
 Investments
  Investment in WRL Series Fund, Inc.:
   Shares ..................................           851,094             1,916,676             213,262             265,402
                                                      ========             =========             =======             =======
   Cost ....................................   $        12,159     $          23,473     $         2,386     $         3,232
                                               ===============     =================     ===============     ===============
  Investments at net asset value ...........   $        11,924     $          26,651     $         2,283     $         3,247
  Accrued transfers from depositor .........                22                    63                   6                  11
                                               ---------------     -----------------     ---------------     ---------------
  Total assets .............................            11,946                26,714               2,289               3,258
                                               ---------------     -----------------     ---------------     ---------------
LIABILITIES: ...............................                 0                     0                   0                   0
                                               ---------------     -----------------     ---------------     ---------------
   Net assets ..............................   $        11,946     $          26,714     $         2,289     $         3,258
                                               ===============     =================     ===============     ===============
EQUITY ACCOUNTS:
 Policy Owners' equity:
   Units ...................................    969,379.081066      1,915,887.724063      214,889.042226      258,812.833059
                                               ===============     =================     ===============     ===============
   Unit value ..............................   $     12.322854     $       13.943236     $     10.654082     $     12.588589
                                               ===============     =================     ===============     ===============
   Policy Owners' equity ...................   $        11,946     $          26,714     $         2,289     $         3,258
                                               ---------------     -----------------     ---------------     ---------------
 Depositor's equity:
   Units ...................................         N/A                  N/A                  N/A                 N/A
                                               ===============     =================     ===============     ===============
   Unit value ..............................   $           N/A     $             N/A     $           N/A     $           N/A
                                               ===============     =================     ===============     ===============
   Depositor's equity ......................   $           N/A     $             N/A     $           N/A     $           N/A
                                               ---------------     -----------------     ---------------     ---------------
   Total equity ............................   $        11,946     $          26,714     $         2,289     $         3,258
                                               ===============     =================     ===============     ===============


(a) Prior to May 1, 1997, this sub-account was known as Equity-Income.
(b) Prior to May 1, 1997, this sub-account was known as Utility.
(c) The inception date of this sub-account was January 2, 1997.

   The notes to the financial statements are an integral part of this report.
                                       4
W R L S e r i e s L i f e A c c o u n t

                            WRL SERIES LIFE ACCOUNT
                            STATEMENT OF OPERATIONS
                      For the year ended December 31, 1997
                            All amounts in thousands
                       ----------------------------------


                                                                                MONEY MARKET       BOND        GROWTH
                                                                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend income .............................................................     $  772        $   778      $  3,046
 Capital gain distributions ..................................................          0              0        44,809
                                                                                   ------        -------      --------
                                                                                      772            778        47,855
EXPENSES:
 Mortality and expense risk ..................................................        133            117         3,649
                                                                                   ------        -------      --------
  Net investment income (loss) ...............................................        639            661        44,206
                                                                                   ------        -------      --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) from securities transactions ......................          0           (191)        5,459
  Change in unrealized appreciation (depreciation) ...........................          0            609         9,779
                                                                                   ------        -------      --------
   Net gain (loss) on investments ............................................          0            418        15,238
                                                                                   ------        -------      --------
    Net increase (decrease) in equity accounts resulting from operations .....     $  639        $ 1,079      $ 59,444
                                                                                   ======        =======      ========


                                                                              GLOBAL
                                                                           SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend income ........................................................   $  8,033
 Capital gain distributions .............................................      8,885
                                                                            --------
                                                                              16,918
EXPENSES:
 Mortality and expense risk .............................................      1,059
                                                                            --------
  Net investment income (loss) ..........................................     15,859
                                                                            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) from securities transactions .................        910
  Change in unrealized appreciation (depreciation) ......................       (105)
                                                                            --------
   Net gain (loss) on investments .......................................        805
                                                                            --------
    Net increase (decrease) in equity accounts resulting from operations    $ 16,664
                                                                            ========


                                                                              STRATEGIC        EMERGING    AGGRESSIVE
                                                                             TOTAL RETURN       GROWTH       GROWTH
                                                                           SUB-ACCOUNT (A)   SUB-ACCOUNT   SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend income ........................................................      $  1,894        $      0     $  2,430
 Capital gain distributions .............................................         4,821          15,057        6,045
                                                                               --------        --------     --------
                                                                                  6,715          15,057        8,475
EXPENSES:
 Mortality and expense risk .............................................           614           1,216          680
                                                                               --------        --------     --------
  Net investment income (loss) ..........................................         6,101          13,841        7,795
                                                                               --------        --------     --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) from securities transactions .................           484           2,278        1,053
  Change in unrealized appreciation (depreciation) ......................         6,037           8,654        5,471
                                                                               --------        --------     --------
   Net gain (loss) on investments .......................................         6,521          10,932        6,524
                                                                               --------        --------     --------
    Net increase (decrease) in equity accounts resulting from operations       $ 12,622        $ 24,773     $ 14,319
                                                                               ========        ========     ========


   The notes to the financial statements are an integral part of this report. 1 9 9 7 A n n u a l R e p o r t
                                       5

                            WRL SERIES LIFE ACCOUNT
                            STATEMENT OF OPERATIONS
                 For the year or period ended December 31, 1997
                            All amounts in thousands
                       ----------------------------------


                                                                                             GROWTH &      TACTICAL ASSET
                                                                             BALANCED         INCOME         ALLOCATION
                                                                           SUB-ACCOUNT   SUB-ACCOUNT (B)    SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend income ........................................................    $   548         $   670          $ 1,051
 Capital gain distributions .............................................        521             603            1,072
                                                                             -------         -------          -------
                                                                               1,069           1,273            2,123
EXPENSES:
 Mortality and expense risk .............................................         77              59              210
                                                                             -------         -------          -------
  Net investment income (loss) ..........................................        992           1,214            1,913
                                                                             -------         -------          -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) from securities transactions .................        114             137              339
  Change in unrealized appreciation (depreciation) ......................        112             146            1,023
                                                                             -------         -------          -------
   Net gain (loss) on investments .......................................        226             283            1,362
                                                                             -------         -------          -------
    Net increase (decrease) in equity accounts resulting from operations     $ 1,218         $ 1,497          $ 3,275
                                                                             =======         =======          =======


                                                                           C.A.S.E. GROWTH   VALUE EQUITY
                                                                             SUB-ACCOUNT      SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend income ........................................................      $  979           $   292
 Capital gain distributions .............................................          85                46
                                                                               ------           -------
                                                                                1,064               338
EXPENSES:
 Mortality and expense risk .............................................          70               155
                                                                               ------           -------
  Net investment income (loss) ..........................................         994               183
                                                                               ------           -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) from securities transactions .................         205               393
  Change in unrealized appreciation (depreciation) ......................        (457)            2,645
                                                                               ------           -------
   Net gain (loss) on investments .......................................        (252)            3,038
                                                                               ------           -------
    Net increase (decrease) in equity accounts resulting from operations       $  742           $ 3,221
                                                                               ======           =======


                                                                            INTERNATIONAL         U.S.
                                                                                EQUITY           EQUITY
                                                                           SUB-ACCOUNT (C)   SUB-ACCOUNT (C)
INVESTMENT INCOME:
 Dividend income ........................................................      $   10             $ 108
 Capital gain distributions .............................................           0                11
                                                                               ------             -----
                                                                                   10               119
EXPENSES:
 Mortality and expense risk .............................................          14                12
                                                                               ------             -----
  Net investment income (loss) ..........................................            (4)            107
                                                                               ---------          -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) from securities transactions .................         134                81
  Change in unrealized appreciation (depreciation) ......................        (103)               15
                                                                               --------           -----
   Net gain (loss) on investments .......................................          31                96
                                                                               --------           -----
    Net increase (decrease) in equity accounts resulting from operations       $   27             $ 203
                                                                               ========           =====


(a) Prior to May 1, 1997, this sub-account was known as Equity-Income.
(b) Prior to May 1, 1997, this sub-account was known as Utility.
(c) The inception date of this sub-account was January 2, 1997.


   The notes to the financial statements are an integral part of this report.
                                       6
W R L S e r i e s L i f e A c c o u n t

                            WRL SERIES LIFE ACCOUNT
                    STATEMENT OF CHANGES IN EQUITY ACCOUNTS
                               For the year ended
                            All amounts in thousands
                       ----------------------------------


                                                                  MONEY MARKET                 BOND
                                                                   SUB-ACCOUNT             SUB-ACCOUNT
                                                                   DECEMBER 31             DECEMBER 31
                                                             ----------------------- ------------------------
                                                                 1997        1996        1997        1996
                                                             ----------- ----------- ----------- ------------
OPERATIONS:
  Net investment income (loss) .............................  $    639    $    491    $    661     $    553
  Net gain (loss) on investments ...........................         0           0         418         (614)
                                                              --------    --------    --------     --------
  Net increase (decrease) in equity accounts resulting
   from operations .........................................       639         491       1,079          (61)
                                                              --------    --------    --------     --------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ......................     7,719       5,217       7,506        3,452
                                                              --------    --------    --------     --------
  Less cost of units redeemed:
   Administrative charges ..................................     3,108       2,639       1,633        1,314
   Policy loans ............................................       687         286         428          191
   Surrender benefits ......................................       854         776         437          339
   Death benefits ..........................................         9          26          15           28
                                                              --------    --------    --------     --------
                                                                 4,658       3,727       2,513        1,872
                                                              --------    --------    --------     --------
   Increase (decrease) in equity accounts from capital
    unit transactions ......................................     3,061       1,490       4,993        1,580
                                                              --------    --------    --------     --------
   Net increase (decrease) in equity accounts ..............     3,700       1,981       6,072        1,519
  Depositor's equity contribution (net redemption) .........         0           0           0            0
EQUITY ACCOUNTS:
  Beginning of period ......................................    12,740      10,759      11,585       10,066
                                                              --------    --------    --------     --------
  End of period ............................................  $ 16,440    $ 12,740    $ 17,657     $ 11,585
                                                              ========    ========    ========     ========


                                                                      GROWTH
                                                                    SUB-ACCOUNT
                                                                    DECEMBER 31
                                                             -------------------------
                                                                 1997         1996
                                                             ------------ ------------
OPERATIONS:
  Net investment income (loss) .............................  $  44,206    $  19,310
  Net gain (loss) on investments ...........................     15,238       26,919
                                                              ---------    ---------
  Net increase (decrease) in equity accounts resulting
   from operations .........................................     59,444       46,229
                                                              ---------    ---------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ......................    106,236       91,556
                                                              ---------    ---------
  Less cost of units redeemed:
   Administrative charges ..................................     37,231       29,331
   Policy loans ............................................     11,212        8,443
   Surrender benefits ......................................     15,746       12,386
   Death benefits ..........................................        711          601
                                                              ---------    ---------
                                                                 64,900       50,761
                                                              ---------    ---------
   Increase (decrease) in equity accounts from capital
    unit transactions ......................................     41,336       40,795
                                                              ---------    ---------
   Net increase (decrease) in equity accounts ..............    100,780       87,024
  Depositor's equity contribution (net redemption) .........          0            0
EQUITY ACCOUNTS:
  Beginning of period ......................................    349,491      262,467
                                                              ---------    ---------
  End of period ............................................  $ 450,271    $ 349,491
                                                              =========    =========


                                                                                                   STRATEGIC
                                                                         GLOBAL                  TOTAL RETURN
                                                                      SUB-ACCOUNT               SUB-ACCOUNT (A)
                                                                      DECEMBER 31                 DECEMBER 31
                                                               --------------------------   -----------------------
                                                                   1997          1996          1997         1996
                                                               -----------   ------------   ----------   ----------
OPERATIONS:
  Net investment income (loss) .............................    $  15,859      $  6,524      $  6,101     $  2,646
  Net gain (loss) on investments ...........................          805         6,374         6,521        3,636
                                                                ---------      --------      --------     --------
  Net increase (decrease) in equity accounts resulting
   from operations .........................................       16,664        12,898        12,622        6,282
                                                                ---------      --------      --------     --------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ......................       64,272        43,697        22,072       16,832
                                                                ---------      --------      --------     --------
  Less cost of units redeemed:
   Administrative charges ..................................       12,590         6,463         6,025        4,528
   Policy loans ............................................        2,948         1,466         1,624          921
   Surrender benefits ......................................        3,391         2,226         2,044        1,301
   Death benefits ..........................................          149            62           148          112
                                                                ---------      --------      --------     --------
                                                                   19,078        10,217         9,841        6,862
                                                                ---------      --------      --------     --------
   Increase (decrease) in equity accounts from capital
    unit transactions ......................................       45,194        33,480        12,231        9,970
                                                                ---------      --------      --------     --------
   Net increase (decrease) in equity accounts ..............       61,858        46,378        24,853       16,252
  Depositor's equity contribution (net redemption) .........            0          (268)            0            0
EQUITY ACCOUNTS:
  Beginning of period ......................................       83,159        37,049        55,900       39,648
                                                                ---------      --------      --------     --------
  End of period ............................................    $ 145,017      $ 83,159      $ 80,753     $ 55,900
                                                                =========      ========      ========     ========


   The notes to the financial statements are an integral part of this report.

1 9 9 7 A n n u a l R e p o r t
                                       7

                            WRL SERIES LIFE ACCOUNT
                    STATEMENT OF CHANGES IN EQUITY ACCOUNTS
                               For the year ended
                            All amounts in thousands
                       ----------------------------------


                                                                 EMERGING GROWTH
                                                                   SUB-ACCOUNT
                                                                   DECEMBER 31
                                                             ------------------------
                                                                 1997        1996
                                                             ----------- ------------
OPERATIONS:
  Net investment income (loss) .............................  $  13,841   $   3,935
  Net gain (loss) on investments ...........................     10,932       9,284
                                                              ---------   ---------
  Net increase (decrease) in equity accounts resulting
   from operations .........................................     24,773      13,219
                                                              ---------   ---------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ......................     54,392      40,944
                                                              ---------   ---------
  Less cost of units redeemed:
   Administrative charges ..................................     14,518       9,201
   Policy loans ............................................      3,692       2,096
   Surrender benefits ......................................      3,986       2,754
   Death benefits ..........................................        192          92
                                                              ---------   ---------
                                                                 22,388      14,143
                                                              ---------   ---------
   Increase (decrease) in equity accounts from capital
    unit transactions ......................................     32,004      26,801
                                                              ---------   ---------
   Net increase (decrease) in equity accounts ..............     56,777      40,020
  Depositor's equity contribution (net redemption) .........          0           0
EQUITY ACCOUNTS:
  Beginning of period ......................................    107,925      67,905
                                                              ---------   ---------
  End of period ............................................  $ 164,702   $ 107,925
                                                              =========   =========


                                                               AGGRESSIVE GROWTH          BALANCED
                                                                  SUB-ACCOUNT            SUB-ACCOUNT
                                                                  DECEMBER 31            DECEMBER 31
                                                             --------------------- -----------------------
                                                                1997       1996        1997        1996
                                                             ---------- ---------- ----------- -----------
OPERATIONS:
  Net investment income (loss) .............................  $  7,795   $  1,139   $    992     $   154
  Net gain (loss) on investments ...........................     6,524      2,797        226         341
                                                              --------   --------   --------     -------
  Net increase (decrease) in equity accounts resulting
   from operations .........................................    14,319      3,936      1,218         495
                                                              --------   --------   --------     -------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ......................    40,282     26,224      4,373       3,090
                                                              --------   --------   --------     -------
  Less cost of units redeemed:
   Administrative charges ..................................     9,888      6,413        958         575
   Policy loans ............................................     1,926        863        179          78
   Surrender benefits ......................................     2,485      1,350        153          85
   Death benefits ..........................................        58         30          3           4
                                                              --------   --------   --------     -------
                                                                14,357      8,656      1,293         742
                                                              --------   --------   --------     -------
   Increase (decrease) in equity accounts from capital
    unit transactions ......................................    25,925     17,568      3,080       2,348
                                                              --------   --------   --------     -------
   Net increase (decrease) in equity accounts ..............    40,244     21,504      4,298       2,843
  Depositor's equity contribution (net redemption) .........         0          0          0        (220)
EQUITY ACCOUNTS:
  Beginning of period ......................................    54,408     32,904      6,418       3,795
                                                              --------   --------   --------     -------
  End of period ............................................  $ 94,652   $ 54,408   $ 10,716     $ 6,418
                                                              ========   ========   ========     =======


                                                                    GROWTH &            TACTICAL ASSET
                                                                     INCOME               ALLOCATION
                                                                SUB-ACCOUNT (B)          SUB-ACCOUNT
                                                                  DECEMBER 31            DECEMBER 31
                                                             ---------------------- ----------------------
                                                                1997        1996       1997        1996
                                                             ---------- ----------- ---------- -----------
OPERATIONS:
  Net investment income (loss) .............................  $ 1,214     $   246    $  1,913   $    584
  Net gain (loss) on investments ...........................      283         210       1,362      1,179
                                                              -------     -------    --------   --------
  Net increase (decrease) in equity accounts resulting
   from operations .........................................    1,497         456       3,275      1,763
                                                              -------     -------    --------   --------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ......................    3,232       3,245      11,386      9,062
                                                              -------     -------    --------   --------
  Less cost of units redeemed:
   Administrative charges ..................................      733         440       2,219      1,135
   Policy loans ............................................      163          73         463        306
   Surrender benefits ......................................      260          82         742        866
   Death benefits ..........................................       11           3          60         18
                                                              -------     -------    --------   --------
                                                                1,167         598       3,484      2,325
                                                              -------     -------    --------   --------
   Increase (decrease) in equity accounts from capital
    unit transactions ......................................    2,065       2,647       7,902      6,737
                                                              -------     -------    --------   --------
   Net increase (decrease) in equity accounts ..............    3,562       3,103      11,177      8,500
  Depositor's equity contribution (net redemption) .........        0        (233)          0          0
EQUITY ACCOUNTS:
  Beginning of period ......................................    5,501       2,631      17,946      9,446
                                                              -------     -------    --------   --------
  End of period ............................................  $ 9,063     $ 5,501    $ 29,123   $ 17,946
                                                              =======     =======    ========   ========


                                                                 C.A.S.E. GROWTH
                                                                   SUB-ACCOUNT
                                                                   DECEMBER 31
                                                             -----------------------
                                                                 1997        1996
                                                             ------------ ----------
OPERATIONS:
  Net investment income (loss) .............................   $    994    $    70
  Net gain (loss) on investments ...........................       (252)       228
                                                               --------    -------
  Net increase (decrease) in equity accounts resulting
   from operations .........................................        742        298
                                                               --------    -------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ......................      8,029      4,302
                                                               --------    -------
  Less cost of units redeemed:
   Administrative charges ..................................        970        140
   Policy loans ............................................        146          7
   Surrender benefits ......................................        144         12
   Death benefits ..........................................          6          0
                                                               --------    -------
                                                                  1,266        159
                                                               --------    -------
   Increase (decrease) in equity accounts from capital
    unit transactions ......................................      6,763      4,143
                                                               --------    -------
   Net increase (decrease) in equity accounts ..............      7,505      4,441
  Depositor's equity contribution (net redemption) .........        (25)        25
EQUITY ACCOUNTS:
  Beginning of period ......................................      4,466          0
                                                               --------    -------
  End of period ............................................   $ 11,946    $ 4,466
                                                               ========    =======


   The notes to the financial statements are an integral part of this report.
                                       8
W R L S e r i e s L i f e A c c o u n t

                            WRL SERIES LIFE ACCOUNT
                    STATEMENT OF CHANGES IN EQUITY ACCOUNTS
                          For the year or period ended
                            All amounts in thousands
                       ----------------------------------


                                                                     VALUE EQUITY
                                                                     SUB-ACCOUNT
                                                                     DECEMBER 31
                                                               ------------------------
                                                                   1997        1996 (C)
                                                               ------------   ---------
OPERATIONS:
  Net investment income (loss) .............................     $    183      $    19
  Net gain (loss) on investments ...........................        3,038          603
                                                                 --------      -------
  Net increase (decrease) in equity accounts resulting
   from operations .........................................        3,221          622
                                                                 --------      -------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ......................       17,023        8,292
                                                                 --------      -------
  Less cost of units redeemed:
   Administrative charges ..................................        1,257          153
   Policy loans ............................................          542           36
   Surrender benefits ......................................          388           38
   Death benefits ..........................................            0            0
                                                                 --------      -------
                                                                    2,187          227
                                                                 --------      -------
   Increase (decrease) in equity accounts from capital
    unit transactions ......................................       14,836        8,065
                                                                 --------      -------
   Net increase (decrease) in equity accounts ..............       18,057        8,687
  Depositor's equity contribution (net redemption) .........         (230)         200
EQUITY ACCOUNTS:
  Beginning of period ......................................        8,887            0
                                                                 --------      -------
  End of period ............................................     $ 26,714      $ 8,887
                                                                 ========      =======


                                                                 INTERNATIONAL         U.S.
                                                                    EQUITY           EQUITY
                                                                  SUB-ACCOUNT      SUB-ACCOUNT
                                                                  DECEMBER 31      DECEMBER 31
                                                                   1997 (D)         1997 (D)
                                                               ----------------   ------------
OPERATIONS:
  Net investment income (loss) .............................       $   (4)         $     107
  Net gain (loss) on investments ...........................           31                 96
                                                                   ------            -------
  Net increase (decrease) in equity accounts resulting
   from operations .........................................           27                203
                                                                   ------            -------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed) ......................        2,458              3,208
                                                                   ------            -------
  Less cost of units redeemed:
   Administrative charges ..................................          117                 91
   Policy loans ............................................           59                 56
   Surrender benefits ......................................           14                  9
   Death benefits ..........................................            0                  0
                                                                   ------            -------
                                                                      190                156
                                                                   ------            -------
   Increase (decrease) in equity accounts from capital
    unit transactions ......................................        2,268              3,052
                                                                   ------            -------
   Net increase (decrease) in equity accounts ..............        2,295              3,255
  Depositor's equity contribution (net redemption) .........           (6)                 3
EQUITY ACCOUNTS:
  Beginning of period ......................................            0                  0
                                                                   ------            -------
  End of period ............................................       $ 2,289           $ 3,258
                                                                   =======           =======


(a) Prior to May 1, 1997, this sub-account was known as Equity-Income.
(b) Prior to May 1, 1997, this sub-account was known as Utility.
(c) The inception date of this sub-account was May 1, 1996.
(d) The inception date of this sub-account was January 2, 1997.

   The notes to the financial statements are an integral part of this report. 1 9 9 7 A n n u a l R e p o r t
                                       9

                            WRL SERIES LIFE ACCOUNT
                       SELECTED PER UNIT DATA AND RATIOS*
                              For the period ended
                       ----------------------------------


                                                                       MONEY MARKET SUB-ACCOUNT
                                                                              DECEMBER 31
                                                                       -------------------------
                                                                            1997         1996
                                                                       ------------ ------------
Accumulation unit value, beginning of period .........................   $ 15.45      $ 14.83
 Income from operations:
  Net investment income (loss) .......................................      0.68         0.62
  Net realized and unrealized gain (loss) on investments .............      0.00         0.00
                                                                         -------      -------
   Total income (loss) from operations ...............................      0.68         0.62
                                                                         -------      -------
Accumulation unit value, end of period ...............................   $ 16.13      $ 15.45
                                                                         =======      =======
Total return (a) .....................................................       4.37%        4.17%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................   $ 16,440     $ 12,740
 Ratios of net investment income (loss) to average net assets (b) ....       4.28%        4.07%


                                                                             MONEY MARKET SUB-ACCOUNT
                                                                                   DECEMBER 31
                                                                       ------------------------------------
                                                                            1995         1994        1993
                                                                       ------------ ----------- -----------
Accumulation unit value, beginning of period .........................   $ 14.19     $ 13.84     $ 13.63
 Income from operations:
  Net investment income (loss) .......................................      0.64        0.35        0.21
  Net realized and unrealized gain (loss) on investments .............      0.00        0.00        0.00
                                                                         -------     -------     -------
   Total income (loss) from operations ...............................      0.64        0.35        0.21
                                                                         -------     -------     -------
Accumulation unit value, end of period ...............................   $ 14.83     $ 14.19     $ 13.84
                                                                         =======     =======     =======
Total return (a) .....................................................       4.49%       2.58%       1.52%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................   $ 10,759    $  9,706    $  4,985
 Ratios of net investment income (loss) to average net assets (b) ....       4.37%       2.66%       1.51%


                                                                            BOND SUB-ACCOUNT
                                                                              DECEMBER 31
                                                                       --------------------------
                                                                            1997          1996
                                                                       ------------ -------------
Accumulation unit value, beginning of period .........................   $ 19.53       $ 19.67
 Income from operations:
  Net investment income (loss) .......................................      1.01          0.99
  Net realized and unrealized gain (loss) on investments .............      0.58        ( 1.13)
                                                                         -------       -------
   Total income (loss) from operations ...............................      1.59        ( 0.14)
                                                                         -------       -------
Accumulation unit value, end of period ...............................   $ 21.12       $ 19.53
                                                                         =======       =======
Total return (a) .....................................................       8.18%      ( 0.75%)
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................   $ 17,657      $ 11,585
 Ratios of net investment income (loss) to average net assets (b) ....       5.06%        5.34%


                                                                                BOND SUB-ACCOUNT
                                                                                   DECEMBER 31
                                                                       -----------------------------------
                                                                            1995        1994        1993
                                                                       ----------- ----------- -----------
Accumulation unit value, beginning of period .........................   $ 16.14    $  17.50    $ 15.57
 Income from operations:
  Net investment income (loss) .......................................     1.05         0.89       2.11
  Net realized and unrealized gain (loss) on investments .............     2.48       ( 2.25)     ( 0.18)
                                                                         -------    --------    --------
   Total income (loss) from operations ...............................     3.53       ( 1.36)      1.93
                                                                         -------    --------    --------
Accumulation unit value, end of period ...............................   $ 19.67    $  16.14    $ 17.50
                                                                         =======    ========    ========
Total return (a) .....................................................     21.89%     ( 7.77%)     12.40%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................   $10,066    $  6,259    $  6,985
 Ratios of net investment income (loss) to average net assets (b) ....      5.80%       5.57%      12.92%


                                                                           GROWTH SUB-ACCOUNT
                                                                               DECEMBER 31
                                                                       ---------------------------
                                                                             1997          1996
                                                                       ------------- -------------
Accumulation unit value, beginning of period .........................   $  48.48      $  41.47
 Income from operations:
  Net investment income (loss) .......................................       5.83          2.88
  Net realized and unrealized gain (loss) on investments .............       2.17          4.13
                                                                         --------      --------
   Total income (loss) from operations ...............................       8.00          7.01
                                                                         --------      --------
Accumulation unit value, end of period ...............................   $  56.48      $  48.48
                                                                         ========      ========
Total return (a) .....................................................       16.50%        16.91%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................   $ 450,271     $ 349,491
 Ratios of net investment income (loss) to average net assets (b) ....       10.84%         6.41%


                                                                                   GROWTH SUB-ACCOUNT
                                                                                      DECEMBER 31
                                                                       ------------------------------------------
                                                                             1995          1994           1993
                                                                       ------------- -------------- -------------
Accumulation unit value, beginning of period .........................   $  28.44       $  31.30      $  30.37
 Income from operations:
  Net investment income (loss) .......................................       3.89           0.04          0.46
  Net realized and unrealized gain (loss) on investments .............       9.14         ( 2.90)         0.47
                                                                         --------       --------      --------
   Total income (loss) from operations ...............................      13.03         ( 2.86)         0.93
                                                                         --------       --------      --------
Accumulation unit value, end of period ...............................   $  41.47       $  28.44      $  31.30
                                                                         ========       ========      ========
Total return (a) .....................................................       45.81%       ( 9.13%)         3.06%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................   $ 262,467      $ 161,490     $ 169,757
 Ratios of net investment income (loss) to average net assets (b) ....       11.05%         0.16%          1.56%

   The notes to the financial statements are an integral part of this report.

                                       10
W R L S e r i e s L i f e A c c o u n t

                            WRL SERIES LIFE ACCOUNT
                       SELECTED PER UNIT DATA AND RATIOS*
                              For the period ended
                       ----------------------------------


                                                                                       GLOBAL SUB-ACCOUNT
                                                                                          DECEMBER 31
                                                                       --------------------------------------------------
                                                                             1997         1996        1995      1994 (D)
                                                                       ------------- ----------- ----------- ------------
Accumulation unit value, beginning of period .........................   $  15.13      $ 11.95     $  9.80     $ 10.00
 Income from operations:
  Net investment income (loss) .......................................       2.30        1.50        0.45         0.71
  Net realized and unrealized gain (loss) on investments .............       0.37        1.68        1.70       ( 0.91)
                                                                         --------      -------     -------     -------
   Total income (loss) from operations ...............................       2.67        3.18        2.15       ( 0.20)
                                                                         --------      -------     -------     -------
Accumulation unit value, end of period ...............................   $  17.80      $ 15.13     $ 11.95     $  9.80
                                                                         ========      =======     =======     =======
Total return (a) .....................................................       17.69%      26.60%      21.96%     ( 2.02%)
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................   $ 145,017     $83,159     $37,049     $ 21,672
 Ratios of net investment income (loss) to average net assets (b) ....       13.39%      11.09%       4.25%       8.86%


                                                                       STRATEGIC TOTAL RETURN
                                                                           SUB-ACCOUNT (H)
                                                                             DECEMBER 31
                                                                       -----------------------
                                                                            1997        1996
                                                                       ----------- -----------
Accumulation unit value, beginning of period .........................   $ 15.66     $ 13.74
 Income from operations:
  Net investment income (loss) .......................................     1.56        0.82
  Net realized and unrealized gain (loss) on investments .............     1.69        1.10
                                                                         -------     -------
   Total income (loss) from operations ...............................     3.25        1.92
                                                                         -------     -------
Accumulation unit value, end of period ...............................   $ 18.91     $ 15.66
                                                                         =======     =======
Total return (a) .....................................................     20.77%      13.97%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................   $80,753     $55,900
 Ratios of net investment income (loss) to average net assets (b) ....      8.89%       5.76%


                                                                       STRATEGIC TOTAL RETURN SUB-ACCOUNT
                                                                                 SUB-ACCOUNT (H)
                                                                                   DECEMBER 31
                                                                       -----------------------------------
                                                                            1995        1994      1993 (C)
                                                                       ----------- ----------- -----------
Accumulation unit value, beginning of period .........................   $ 11.12     $ 11.28     $ 10.00
 Income from operations:
  Net investment income (loss) .......................................     0.68         0.18       0.19
  Net realized and unrealized gain (loss) on investments .............     1.94       ( 0.34)      1.09
                                                                         -------     -------     -------
   Total income (loss) from operations ...............................     2.62       ( 0.16)      1.28
                                                                         -------     -------     -------
Accumulation unit value, end of period ...............................   $ 13.74     $ 11.12     $ 11.28
                                                                         =======     =======     =======
Total return (a) .....................................................     23.55%     ( 1.42%)     12.81%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................   $39,648     $23,649     $13,343
 Ratios of net investment income (loss) to average net assets (b) ....      5.47%       1.93%       2.27%


                                                                       EMERGING GROWTH SUB-ACCOUNT
                                                                               DECEMBER 31
                                                                       ---------------------------
                                                                             1997          1996
                                                                       ------------- -------------
Accumulation unit value, beginning of period .........................   $  19.51      $  16.56
 Income from operations:
  Net investment income (loss) .......................................       2.20          0.82
  Net realized and unrealized gain (loss) on investments .............       1.77          2.13
                                                                         --------      --------
   Total income (loss) from operations ...............................       3.97          2.95
                                                                         --------      --------
Accumulation unit value, end of period ...............................   $  23.48      $  19.51
                                                                         ========      ========
Total return (a) .....................................................       20.37%        17.82%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................   $ 164,702     $ 107,925
 Ratios of net investment income (loss) to average net assets (b) ....       10.18%         4.51%


                                                                           EMERGING GROWTH SUB-ACCOUNT
                                                                                   DECEMBER 31
                                                                       ------------------------------------
                                                                            1995        1994       1993 (C)
                                                                       ----------- ------------ -----------
Accumulation unit value, beginning of period .........................   $ 11.38     $ 12.40      $ 10.00
 Income from operations:
  Net investment income (loss) .......................................     0.65       ( 0.09)      ( 0.09)
  Net realized and unrealized gain (loss) on investments .............     4.53       ( 0.93)       2.49
                                                                         -------     -------      -------
   Total income (loss) from operations ...............................     5.18       ( 1.02)       2.40
                                                                         -------     -------      -------
Accumulation unit value, end of period ...............................   $ 16.56     $ 11.38      $ 12.40
                                                                         =======     =======      =======
Total return (a) .....................................................     45.49%     ( 8.18%)      23.96%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................   $67,905     $36,687      $18,620
 Ratios of net investment income (loss) to average net assets (b) ....      4.66%     ( 0.86%)     ( 0.92%)


   The notes to the financial statements are an integral part of this report. 1 9 9 7 A n n u a l R e p o r t
                                       11

                            WRL SERIES LIFE ACCOUNT
                       SELECTED PER UNIT DATA AND RATIOS*
                              For the period ended
                       ----------------------------------


                                                                                     AGGRESSIVE GROWTH SUB-ACCOUNT
                                                                                              DECEMBER 31
                                                                         ------------------------------------------------------
                                                                              1997          1996          1995        1994 (D)
                                                                         -----------   -----------   -----------   ------------
Accumulation unit value, beginning of period .........................     $ 14.70       $ 13.43       $  9.82       $ 10.00
 Income from operations:
  Net investment income (loss) .......................................       1.75          0.36          0.37         ( 0.06)
  Net realized and unrealized gain (loss) on investments .............       1.65          0.91          3.24         ( 0.12)
                                                                           -------       -------       -------       -------
   Total income (loss) from operations ...............................       3.40          1.27          3.61         ( 0.18)
                                                                           -------       -------       -------       -------
Accumulation unit value, end of period ...............................     $ 18.10       $ 14.70       $ 13.43       $  9.82
                                                                           =======       =======       =======       =======
Total return (a) .....................................................       23.14%         9.46%        36.79%       ( 1.85%)
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................     $94,652       $54,408       $32,904       $ 8,909
 Ratios of net investment income (loss) to average net assets (b) ....       10.26%         2.65%         2.93%       ( 0.72%)


                                                                                         BALANCED SUB-ACCOUNT
                                                                                              DECEMBER 31
                                                                         -----------------------------------------------------
                                                                              1997          1996         1995        1994 (D)
                                                                         -----------   -----------   ----------   ------------
Accumulation unit value, beginning of period .........................     $ 12.21      $ 11.13       $  9.37       $ 10.00
 Income from operations:
  Net investment income (loss) .......................................       1.55          0.36         0.37           0.22
  Net realized and unrealized gain (loss) on investments .............       0.41          0.72         1.39         ( 0.85)
                                                                           -------      -------       -------       -------
   Total income (loss) from operations ...............................       1.96          1.08         1.76         ( 0.63)
                                                                           -------      -------       -------       -------
Accumulation unit value, end of period ...............................     $ 14.17      $ 12.21       $ 11.13       $  9.37
                                                                           =======      =======       =======       =======
Total return (a) .....................................................       16.06%         9.73%       18.73%       ( 6.29%)
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................     $10,716      $  6,418      $ 3,795       $ 2,145
 Ratios of net investment income (loss) to average net assets (b) ....       11.62%         3.18%        3.59%         3.06%


                                                                                    GROWTH & INCOME SUB-ACCOUNT (I)
                                                                                              DECEMBER 31
                                                                         -----------------------------------------------------
                                                                              1997          1996         1995        1994 (D)
                                                                         -----------   -----------   ----------   ------------
Accumulation unit value, beginning of period .........................    $ 13.03       $ 11.77       $  9.49       $ 10.00
 Income from operations:
  Net investment income (loss) .......................................       2.61          0.76         0.49           0.29
  Net realized and unrealized gain (loss) on investments .............       0.45          0.50         1.79         ( 0.80)
                                                                          -------       -------       -------       -------
   Total income (loss) from operations ...............................       3.06          1.26         2.28         ( 0.51)
                                                                          -------       -------       -------       -------
Accumulation unit value, end of period ...............................    $ 16.09       $ 13.03       $ 11.77       $  9.49
                                                                          =======       =======       =======       =======
Total return (a) .....................................................       23.54%        10.64%       24.14%       ( 5.15%)
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................    $  9,063      $  5,501      $ 2,631       $ 1,215
 Ratios of net investment income (loss) to average net assets (b) ....       18.50%         6.38%        4.57%         3.71%


   The notes to the financial statements are an integral part of this report.
                                       12
W R L S e r i e s L i f e A c c o u n t

                            WRL SERIES LIFE ACCOUNT
                       SELECTED PER UNIT DATA AND RATIOS*
                              For the period ended
                       ----------------------------------


                                                                         TACTICAL ASSET ALLOCATION SUB-ACCOUNT
                                                                                      DECEMBER 31
                                                                         --------------------------------------
                                                                              1997          1996       1995 (E)
                                                                         -----------   -----------   ----------
Accumulation unit value, beginning of period .........................     $ 13.50       $ 11.90      $ 10.00
 Income from operations:
  Net investment income (loss) .......................................       1.20          0.53          0.61
  Net realized and unrealized gain (loss) on investments .............       0.90          1.07          1.29
                                                                           -------       -------      -------
   Total income (loss) from operations ...............................       2.10          1.60          1.90
                                                                           -------       -------      -------
Accumulation unit value, end of period ...............................     $ 15.60       $ 13.50      $ 11.90
                                                                           =======       =======      =======
Total return (a) .....................................................       15.55%        13.40%        19.03%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................     $29,123       $17,946      $  9,446
 Ratios of net investment income (loss) to average net assets (b) ....        8.14%         4.35%         5.47%


                                                                             C.A.S.E. GROWTH
                                                                               SUB-ACCOUNT
                                                                               DECEMBER 31
                                                                         ------------------------
                                                                              1997       1996 (F)
                                                                         -----------   ----------
Accumulation unit value, beginning of period .........................     $ 10.81      $ 10.00
 Income from operations:
  Net investment income (loss) .......................................       1.51          0.37
  Net realized and unrealized gain (loss) on investments .............       0.00          0.44
                                                                           -------      -------
   Total income (loss) from operations ...............................       1.51          0.81
                                                                           -------      -------
Accumulation unit value, end of period ...............................     $ 12.32      $ 10.81
                                                                           =======      =======
Total return (a) .....................................................       14.00%         8.09%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................     $11,946      $  4,466
 Ratios of net investment income (loss) to average net assets (b) ....       12.65%         6.11%


                                                                               VALUE EQUITY
                                                                               SUB-ACCOUNT
                                                                               DECEMBER 31
                                                                         ------------------------
                                                                              1997       1996 (F)
                                                                         -----------   ----------
Accumulation unit value, beginning of period .........................     $ 11.25      $ 10.00
 Income from operations:
  Net investment income (loss) .......................................       0.14          0.05
  Net realized and unrealized gain (loss) on investments .............       2.55          1.20
                                                                           -------      -------
   Total income (loss) from operations ...............................       2.69          1.25
                                                                           -------      -------
Accumulation unit value, end of period ...............................     $ 13.94      $ 11.25
                                                                           =======      =======
Total return (a) .....................................................       23.93%        12.51%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................     $26,714      $  8,887
 Ratios of net investment income (loss) to average net assets (b) ....        1.05%         0.77%


   The notes to the financial statements are an integral part of this report. 1 9 9 7 A n n u a l R e p o r t
                                       13

                            WRL SERIES LIFE ACCOUNT
                       SELECTED PER UNIT DATA AND RATIOS*
                              For the period ended
                       ----------------------------------


                                                                            INTERNATIONAL          U.S.
                                                                               EQUITY           EQUITY
                                                                            SUB-ACCOUNT       SUB-ACCOUNT
                                                                            DECEMBER 31       DECEMBER 31
                                                                               1997 (G)         1997 (G)
                                                                         -----------------   ------------
Accumulation unit value, beginning of period .........................        $ 10.00          $ 10.00
 Income from operations:
  Net investment income (loss) .......................................         ( 0.03)            0.99
  Net realized and unrealized gain (loss) on investments .............          0.68              1.60
                                                                              -------          -------
   Total income (loss) from operations ...............................          0.65              2.59
                                                                              -------          -------
Accumulation unit value, end of period ...............................        $ 10.65          $ 12.59
                                                                              =======          =======
Total return (a) .....................................................           6.54%            25.89%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........................        $ 2,289          $  3,258
 Ratios of net investment income (loss) to average net assets (b) ....         ( 0.28%)            8.28%


 * The above tables illustrate the change for a unit outstanding computed using average units outstanding throughout each period.
     See Notes to Selected Per Unit Data and Ratios below.


NOTES TO SELECTED PER UNIT DATA AND RATIOS:


(a) For periods less than one year, the total return is not annualized.
(b) For periods less than one year, the ratio of net investment income to average net assets is annualized.
(c) The inception date of this sub-account was March 1, 1993.
(d) The inception date of this sub-account was March 1, 1994.
(e) The inception date of this sub-account was January 3, 1995.
(f) The inception date of this sub-account was May 1, 1996.
(g) The inception date of this sub-account was January 2, 1997.
(h) Prior to May 1, 1997, this sub-account was known as Equity-Income.
(i) Prior to May 1, 1997, this sub-account was known as Utility.

   The notes to the financial statements are an integral part of this report.
                                       14
W R L S e r i e s L i f e A c c o u n t

                            WRL SERIES LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 1997
            --------------------------------------------------------


NOTE 1 -- ORGANIZATION AND SUMMARY OF
                 SIGNIFICANT ACCOUNTING
                 POLICIES


   The WRL Series Life Account (the "Life Account"), was established as a variable life insurance separate account of Western Reserve Life Assurance Co. of Ohio ("WRL") and is registered as a unit investment trust ("Trust") under the Investment Company Act of 1940, as amended. The Life Account contains fourteen investment options referred to as sub-accounts. Each sub-account invests in the corresponding Portfolio of the WRL Series Fund, Inc. (collectively referred to as the "Fund" and individually as a "Portfolio"), a registered management investment company under the Investment Company Act of 1940, as amended.

   The Fund has entered into annually renewable investment advisory agreements for each Portfolio with WRL Investment Management, Inc. ("WRL Management") as investment adviser. Costs incurred in connection with the advisory services rendered by WRL Management are paid by each Portfolio. WRL Management has entered into sub-advisory agreements with various management companies, some of which are affiliates of WRL. Each sub-adviser is compensated directly by WRL Management.

   Effective May 1, 1997, the names of the Equity-Income and Utility Sub-Accounts were changed to the Strategic Total Return and Growth & Income Sub-Accounts, respectively.

   On December 16, 1997, pursuant to an exemptive order (Rel. No. IC-22944) received from the Securities and Exchange Commission for the substitution of securities issued by the WRL Series Fund and held by the Life Series Account to support individual premium variable life insurance policies, investments were transferred from the Short-to-Intermediate Government Sub-Account to the Bond Sub-Account.

   On January 2, 1997, WRL made an initial contribution of $ 600,000 to the Life Account. The amount of the contribution and units received were as follows:


SUB-ACCOUNT                CONTRIBUTION           UNITS
-----------------------   --------------   ------------------
 International Equity     $ 400,000        40,000.000000
 U.S. Equity              $ 200,000        20,000.000000


   On April 28, 1997, WRL redeemed the initial contribution in the International Equity Sub-Account for $ 406,299 and the U.S. Equity sub-account for $ 197,490.

   The Life Account holds assets to support the benefits under certain flexible premium variable universal life insurance policies (the "Policies") issued by WRL. The Life Account's equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

   The following significant accounting policies, which are in conformity with generally accepted accounting principles for unit investment trusts, have been consistently applied in the preparation of the Trust's financial statements.

A. VALUATION OF INVESTMENTS AND SECURITIES TRANSACTIONS

   Investments in the Fund's shares are stated at the closing net asset value ("NAV") per share as determined by the Fund. Investment transactions are accounted for on the trade date at the Fund NAV next determined after receipt of sale or redemption orders without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

B. FEDERAL INCOME TAXES

   The operations of the Life Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under current law the investment income of the Life Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.

C. ESTIMATES

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- CHARGES AND DEDUCTIONS

   Charges are assessed by WRL in connection with the issuance and administration of the Policies.

A. POLICY CHARGES

   Under some forms of the Policies, a sales charge and premium taxes are deducted by WRL prior to allocation of policyowner payments to the sub-accounts. Thereafter, monthly ad-


1 9 9 7 A n n u a l R e p o r t
                                       15

                            WRL SERIES LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 1997
                                  (continued)
                       ----------------------------------

NOTE 2 -- (CONTINUED)

ministrative and cost of insurance charges are deducted from the sub-accounts. Contingent surrender charges also apply.

  Under the other forms of the Policies, such "front-end" and other administrative charges are deducted prior to allocation of the initial premium payment but may reside as contingent surrender charges.

  Under all forms of the Policy, monthly charges against policy cash values are made to compensate WRL for costs of insurance provided.

B. LIFE ACCOUNT CHARGES

  A daily charge equal to an annual rate of 0.90% of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks and administrative services in connection with issuance and administration of the Policies. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

NOTE 3 -- DIVIDENDS AND DISTRIBUTIONS

  Dividends of the Money Market Portfolio are declared daily and reinvested monthly. Dividends of the remaining Portfolios are typically declared and reinvested semi-annually, while capital gains distributions are declared and reinvested annually. Dividends and distributions of the Fund are recorded on the ex-date and generally are paid to and reinvested by the Life Account on the next business day after the ex-date. Dividends are not declared by the Life Account, since the increase in the value of the underlying investment in the Fund is reflected daily in the unit price used to calculate the equity value within the Life Account. Consequently, a dividend distribution by the underlying Fund does not change either the unit price or equity values within the Life Account.

NOTE 4 -- SECURITIES TRANSACTIONS

Securities transactions are summarized as follows:
For the year or period ended December 31, 1997 (in thousands)


                                                        MONEY MARKET           BOND                GROWTH
                                                        SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
Purchase of long-term securities ....................   $ 31,536             $  7,334             $ 95,096
Proceeds from sales of long-term securities .........     27,586                1,711                9,617
                                                                           STRATEGIC TOTAL        EMERGING
                                                          GLOBAL               RETURN               GROWTH
                                                        SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
Purchase of long-term securities ....................   $ 63,481             $ 20,134             $ 51,532
Proceeds from sales of long-term securities .........      2,595                1,789                5,791
                                                         AGGRESSIVE                                GROWTH &
                                                          GROWTH              BALANCED              INCOME
                                                        SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
Purchase of long-term securities ....................   $ 36,390             $  4,654             $  3,925
Proceeds from sales of long-term securities .........      2,757                  571                  683
                                                      TACTICAL ASSET          C.A.S.E.              VALUE
                                                       ALLOCATION             GROWTH               EQUITY
                                                       SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
Purchase of long-term securities ....................   $ 11,192             $  8,860             $ 16,770
Proceeds from sales of long-term securities .........      1,496                1,124                2,030
                                                       INTERNATIONAL             U.S.
                                                          EQUITY               EQUITY
                                                        SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
Purchase of long-term securities ....................   $  4,574             $  4,082
Proceeds from sales of long-term securities .........      2,322                  931


(a) The inception date of this sub-account was January 2, 1997.


                                       16
W R L S e r i e s L i f e A c c o u n t

                            WRL SERIES LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 1997
                                  (continued)
                       ----------------------------------

NOTE 5 -- EQUITY TRANSACTIONS


For the year or period ended December 31, 1997


                                                  MONEY MARKET            BOND                GROWTH
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
Units balance - beginning of year ...........     824,579.964824      593,289.952352      7,208,481.980640
Units issued ................................   9,508,542.992920      567,591.792111      2,877,261.682232
Units redeemed ..............................   9,313,607.867949      325,011.550833      2,113,732.157906
                                                ----------------    ----------------      ----------------
Units balance - end of year .................   1,019,515.089795      835,870.193630      7,972,011.504966
                                                ================    ================      ================
                                                                    STRATEGIC TOTAL         EMERGING
                                                    GLOBAL              RETURN               GROWTH
                                                 SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
Units balance - beginning of year ...........   5,497,026.869725    3,569,906.038362      5,531,857.748031
Units issued ................................   5,204,689.424549    1,808,954.429690      4,085,290.537514
Units redeemed ..............................   2,556,813.294554    1,108,535.542298      2,603,771.462693
                                                ----------------    ----------------      ----------------
Units balance - end of year .................   8,144,902.999720    4,270,324.925754      7,013,376.822852
                                                ================    ================      ================
                                                  AGGRESSIVE                                GROWTH &
                                                    GROWTH             BALANCED              INCOME
                                                 SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
Units balance - beginning of year ...........   3,702,244.184822      525,703.773282        422,239.257570
Units issued ................................   3,540,013.078309      471,558.712099        351,937.078911
Units redeemed ..............................   2,011,986.165118      240,908.819634        211,046.686884
                                                ----------------    ----------------      ----------------
Units balance - end of year .................   5,230,271.098013      756,353.665747        563,129.649597
                                                ================    ================      ================
                                                TACTICAL ASSET         C.A.S.E.               VALUE
                                                  ALLOCATION            GROWTH               EQUITY
                                                 SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
Units balance - beginning of year ...........   1,329,562.261984      413,189.701539        789,884.882222
Units issued ................................   1,163,050.985561      930,816.590801      1,771,718.827803
Units redeemed ..............................     625,352.214528      374,627.211274        645,715.985962
                                                ----------------    ----------------      ----------------
Units balance - end of year .................   1,867,261.033017      969,379.081066      1,915,887.724063
                                                ================    ================      ================
                                                 INTERNATIONAL           U.S.
                                                    EQUITY              EQUITY
                                               SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
Units balance - beginning of period .........         N/A                 N/A
Units issued ................................     484,482.761817      392,911.124759
Units redeemed ..............................     269,593.719591      134,098.291700
                                                ----------------    ----------------
Units balance - end of period ...............     214,889.042226      258,812.833059
                                                ================    ================


(a) The inception date of this sub-account was January 2, 1997.


1 9 9 7 A n n u a l R e p o r t
                                       17

                            WRL SERIES LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 1997
                                  (continued)
                       ----------------------------------

NOTE 6 -- OTHER MATTERS

  At December 31, 1997, the equity accounts included net unrealized appreciation (depreciation) on investments as follows (in thousands):


SUB-ACCOUNT
----------------------------------
  Money Market ...................  $    N/A
  Bond ...........................       331
  Growth .........................    90,809
  Global .........................     8,984
  Strategic Total Return .........    13,770
  Emerging Growth ................    31,177
  Aggressive Growth ..............     9,032
  Balanced .......................       677
  Growth & Income ................       482
  Tactical Asset Allocation ......     2,489
  C.A.S.E. Growth ................      (235)
  Value Equity ...................     3,178
  International Equity ...........      (103)
  U.S. Equity ....................        15

W R L S e r i e s L i f e A c c o u n t

                       This Page Intentionally Left Blank

                                       19
                                                 1 9 9 7 A n n u a l R e p o r t

                       This Page Intentionally Left Blank

                                       20
W R L S e r i e s L i f e A c c o u n t

                                    /diamond/

                            WRL SERIES LIFE ACCOUNT

                     OFFICE OF THE WRL SERIES LIFE ACCOUNT

                               201 Highland Avenue
                              Largo, FL 33770-2597
                                 1-800-851-9777

                                  DISTRIBUTOR:

                             InterSecurities, Inc.
                              201 Highland Avenue
                              Largo, FL 33770-2597

                                    INSURER:

                   Western Reserve Life Assurance Co. of Ohio
                              201 Highland Avenue
                              Largo, FL 33770-2597

                            INDEPENDENT ACCOUNTANTS:

                              Price Waterhouse LLP
                                 1055 Broadway
                             Kansas City, MO 64105

                     THIS MATERIAL IS FOR POLICY HOLDER'S
                     REPORTING PURPOSES ONLY AND SHALL NOT
                   BE USED IN CONNECTION WITH A SOLICITATION,
                     OFFER OR ANY PROPOSED SALE OR PURCHASE
                      OF SECURITIES. THIS MATERIAL MUST BE
                    PRECEDED OR ACCOMPANIED BY A PROSPECTUS.





                                     [LOGO]

              --------------------------------------------------
                   Western Reserve Life Assurance Co. of Ohio
                       Distributor: InterSecurities, Inc.
             201 Highland Avenue /bullet/ Largo, Florida 33770-2597


February 1998
ACC00003 (2/98)